Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 97.0%	Par	Value
General Obligation Bonds - 16.3%
Baltimore County Maryland
5.00%, 08/01/2028	$1,650,000	$1,660,164
4.00%, 02/01/2033	1,520,000	1,519,989
Calvert County Maryland, 5.00%, 07/01/2024	775,000	777,533
Frederick County Maryland, 1.88%, 10/01/2038	8,755,000	6,400,087
Howard County Maryland, 1.75%, 08/15/2036	7,875,000	6,020,879
Maryland State
5.00%, 08/01/2024	620,000	622,610
5.00%, 08/01/2025	1,000,000	1,024,059
Montgomery County Maryland
3.00%, 10/01/2034	3,370,000	3,253,988
3.90%, 11/01/2037 (a)	2,000,000	2,000,000
Prince George's County Maryland
5.00%, 10/01/2024	1,350,000	1,359,312
5.00%, 10/01/2025	1,500,000	1,537,764
5.00%, 10/01/2026	1,550,000	1,621,745
		27,798,130

Revenue Bonds - 80.7%
Austin Texas, 7.88%, 09/01/2026	750,000	756,249
Baltimore Maryland
5.00%, 06/15/2030	520,000	521,717
3.25%, 06/01/2031 (b)	225,000	208,448
4.50%, 06/01/2033	1,550,000	1,565,284
5.00%, 06/15/2033	670,000	672,193
3.50%, 06/01/2039 (b)	1,260,000	1,082,757
California Municipal Finance Authority, 5.00%, 11/01/2039 (b)	1,750,000	1,750,587
Cedar Rapids Iowa, 6.25%, 08/15/2029 (a)	875,000	875,000
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,554,792
Frederick County Maryland
5.00%, 07/01/2029	1,985,000	2,144,077
5.00%, 07/01/2030	1,390,000	1,520,561
3.75%, 07/01/2039	1,410,000	1,259,892
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,019,931
5.00%, 01/01/2033	2,000,000	2,040,213
Lehigh County Pennsylvania, 4.74% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,600,000	2,570,722
Main Street Natural Gas, Inc., 5.28% (SOFR + 1.70%), 12/01/2053	5,500,000	5,576,229
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,154,794
5.00%, 09/01/2030	1,245,000	1,334,655
5.00%, 09/01/2031	1,030,000	1,108,182
4.60%, 03/01/2042	3,930,000	3,969,662
2.41%, 07/01/2043	2,660,000	1,864,466
Maryland Community Development Administration Local Government Infrastructure, 4.00%, 06/01/2035	1,140,000	1,202,498
Maryland Economic Development Corp.
5.00%, 07/01/2028	1,000,000	1,052,297
5.00%, 07/01/2029	750,000	798,943
4.10%, 10/01/2036 (a)	2,600,000	2,675,428
4.00%, 07/01/2040	1,500,000	1,428,230
3.55%, 02/15/2043 (a)	500,000	500,000
4.50%, 07/01/2044	4,500,000	4,211,623
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	428,812
5.00%, 08/15/2027	4,000,000	4,053,615
5.00%, 07/01/2029	2,000,000	2,101,439
4.00%, 10/01/2030	100,000	100,300
4.00%, 10/01/2031	300,000	300,879
5.00%, 08/15/2033	1,250,000	1,266,182
5.00%, 07/01/2034	1,955,000	2,000,588
5.00%, 05/15/2037	5,000,000	5,083,646
5.00%, 07/01/2037	1,200,000	1,220,675
5.00%, 07/01/2038	1,500,000	1,554,408
3.80%, 07/01/2041 (a)	1,945,000	1,945,000
5.00%, 05/15/2042	4,335,000	4,467,997
3.92% (SIFMA Municipal Swap Index + 0.28%), 07/01/2042	2,450,000	2,436,175
5.00%, 07/01/2043	1,310,000	1,338,532
5.00%, 07/01/2045 (a)	4,000,000	4,164,876
Series A, 3.78%, 04/01/2035 (a)	3,000,000	3,000,000
Maryland Stadium Authority
1.42%, 05/01/2025	1,100,000	1,056,429
5.00%, 05/01/2030	3,000,000	3,119,335
4.00%, 06/01/2037	1,000,000	1,046,545
5.00%, 09/01/2037	1,000,000	1,145,263
5.00%, 05/01/2038	5,000,000	5,298,423
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2035	1,340,000	1,401,908
3.00%, 06/01/2041	4,460,000	3,822,397
Maryland State Department of Transportation
0.91%, 08/01/2026	1,500,000	1,369,593
5.00%, 10/01/2027	1,715,000	1,797,902
4.00%, 12/01/2029	1,260,000	1,290,558
5.00%, 08/01/2033	1,000,000	1,105,288
4.00%, 08/01/2038	1,150,000	1,135,167
Maryland State Transportation Authority
5.00%, 07/01/2025	3,000,000	3,062,855
5.00%, 07/01/2025	1,510,000	1,541,637
5.00%, 07/01/2028	4,420,000	4,719,934
Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/01/2035	4,330,000	4,340,233
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,579,017
Miami-Dade County Florida Expressway Authority, 6.49% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,029,529
New Hope Texas Cultural Education Facilities Finance Corp.
5.50%, 07/01/2046 (c)	365,000	127,750
5.75%, 07/01/2051 (c)	820,000	287,000
New Jersey Transportation Trust Fund Authority, 4.60%, 12/15/2038 (d)	6,760,000	3,781,930
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,408,022
St Mary's College of Maryland, 4.00%, 09/01/2024	1,000,000	999,939
Westminster Maryland, 5.50%, 07/01/2044	3,560,000	3,573,740
		137,922,948
TOTAL MUNICIPAL BONDS (Cost $169,779,349)		165,721,078

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class Z, 5.19%(e)	2,704,497	2,704,497
TOTAL SHORT-TERM INVESTMENTS (Cost $2,704,497)		2,704,497

TOTAL INVESTMENTS - 98.6% (Cost $172,483,846)		$168,425,575
Other Assets in Excess of Liabilities - 1.4%		2,429,523
TOTAL NET ASSETS - 100.0%		$170,855,098

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is in default and missed all or a portion of its last payment of interest as of the date of this report.
(d)	Zero-coupon bond. The rate shown is the effective yield as of March 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Brown Advisory Maryland Bond Fund
	Level 1	Level 2	Level 3
Municipal Bonds	–	165,721,078	–
Money Market Funds	2,704,497	–	–
Total Investments	2,704,497	165,721,078	–